Consolidated Statements of Stockholders Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock Equity Funding Agreement With Y A [Member]	Common Stock Equity Funding Agreement With Foxconn [Member]	Common Stock	Additional Paid-In Capital Equity Funding Agreement With Y A [Member]	Additional Paid-In Capital Equity Funding Agreement With Foxconn [Member]	Additional Paid-In Capital	Accumulated Deficit	Equity Funding Agreement With Y A [Member]	Equity Funding Agreement With Foxconn [Member]	Total
Beginning balance at Apr. 29, 2019			$ 0			$ 0	$ 0			$ 0
Beginning balance (in shares) at Apr. 29, 2019			0
Issuance of common stock, value			$ 7			18,598				18,605
Issuance of common stock (in shares)			68,279
Stock compensation						342				342
Net loss							(10,391)			(10,391)
Ending balance at Dec. 31, 2019			$ 7			18,940	(10,391)			8,556
Ending balance (in shares) at Dec. 31, 2019			68,279
Issuance of common stock, value			$ 2			6,437				6,439
Issuance of common stock (in shares)			8,652
Common stock issued for conversion of notes payable						38,725				38,725
Common stock issued for conversion of notes payable (in shares)			4,032
Common stock issued for exercise of warrants						53,724				53,724
Common stock issued for exercise of warrants (in shares)			2,669
Common stock issued in recapitalization, net of redemptions and transaction costs			$ 8			644,581				644,589
Common stock issued in recapitalization (in shares)			84,376
Stock compensation						2,755				2,755
Net loss							(124,050)			(124,050)
Ending balance at Dec. 31, 2020			$ 17			765,162	(134,441)			630,738
Ending balance (in shares) at Dec. 31, 2020			168,008
Issuance of common stock, value	$ 1			$ 49,374	$ 50,000	6,368		$ 49,375	$ 50,000	6,368
Issuance of common stock (in shares)	9,592	7,248	3,559					9,600
Common stock issued for exercise of warrants			$ 1			194,797				194,798
Common stock issued for exercise of warrants (in shares)			7,984
Stock compensation						18,689				18,689
Net loss							(410,368)			(410,368)
Ending balance at Dec. 31, 2021			$ 19			$ 1,084,390	$ (544,809)			$ 539,600
Ending balance (in shares) at Dec. 31, 2021			196,391